Long-term Borrowings and Capital Lease Obligations - Additional Information (Detail)	0 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended								0 Months Ended			0 Months Ended					0 Months Ended				0 Months Ended		0 Months Ended				0 Months Ended									0 Months Ended		0 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 21, 2007	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 01, 2013 NetSpend Holdings Inc USD ($)	Dec. 31, 2014 NetSpend Holdings Inc	May 31, 2013 2.375% Senior Notes due 2018	Dec. 31, 2014 2.375% Senior Notes due 2018 USD ($)	Dec. 31, 2013 2.375% Senior Notes due 2018 USD ($)	May 31, 2013 2.375% Senior Notes due 2018 USD ($)	May 31, 2013 3.750% Senior Notes due 2023	Dec. 31, 2014 3.750% Senior Notes due 2023 USD ($)	Dec. 31, 2013 3.750% Senior Notes due 2023 USD ($)	May 31, 2013 3.750% Senior Notes due 2023 USD ($)	May 31, 2013 Senior Notes USD ($)	Dec. 31, 2014 Licensing Agreement One USD ($)	Dec. 31, 2013 Licensing Agreement One USD ($)	Dec. 31, 2012 Licensing Agreement One USD ($)	Jun. 30, 2012 Licensing Agreement One USD ($)	Feb. 19, 2013 Bridge Loan Facility	Feb. 19, 2013 Bridge Loan Facility USD ($)	Feb. 19, 2013 Bridge Loan Facility Before Amendment USD ($)	Sep. 30, 2012 Unsecured revolving credit facility	Dec. 21, 2007 Unsecured revolving credit facility	Dec. 31, 2014 Unsecured revolving credit facility USD ($)	Sep. 30, 2012 Unsecured revolving credit facility USD ($)	Dec. 21, 2007 Unsecured revolving credit facility USD ($)	Jul. 01, 2013 Unsecured revolving credit facility NetSpend Holdings Inc USD ($)	Dec. 31, 2014 Unsecured revolving credit facility NetSpend Holdings Inc USD ($)	Sep. 30, 2012 Unsecured revolving credit facility Standby letters of credit USD ($)	Sep. 30, 2012 Unsecured revolving credit facility Swingline loans USD ($)	Dec. 21, 2007 Unsecured revolving credit facility Maximum	Sep. 30, 2012 Unsecured revolving credit facility Maximum USD ($)	Dec. 21, 2007 Unsecured revolving credit facility Minimum	Apr. 08, 2013 Term Loan	Dec. 31, 2014 Term Loan USD ($)	Apr. 08, 2013 Term Loan USD ($)	Apr. 08, 2013 Term Loan London Interbank Offered Rate (LIBOR)	Apr. 08, 2013 Term Loan London Interbank Offered Rate (LIBOR) Maximum	Apr. 08, 2013 Term Loan London Interbank Offered Rate (LIBOR) Minimum	Dec. 31, 2014 Financing agreement for perpetual software licenses USD ($)	Sep. 30, 2014 Financing agreement for perpetual software licenses USD ($)	Dec. 31, 2013 Financing agreement for perpetual software licenses USD ($)	Dec. 31, 2012 Financing agreement for perpetual software licenses USD ($)	Dec. 31, 2014 Financing agreement for perpetual software licenses Licensing Agreement Two USD ($)	Dec. 31, 2013 Financing agreement for perpetual software licenses Licensing Agreement Two USD ($)	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan USD ($)	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan London Interbank Offered Rate	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan Maximum London Interbank Offered Rate	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan Minimum London Interbank Offered Rate	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan USD ($)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan GBP (£)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan USD ($)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan GBP (£)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan London Interbank Offered Rate	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Aggregate principal amount								$ 550,000,000	$ 550,000,000	$ 550,000,000		$ 550,000,000	$ 550,000,000	$ 550,000,000																											$ 13,600,000	$ 13,600,000	$ 0	$ 0								$ 1,400,000	£ 900,000	$ 1,400,000	£ 900,000
Debt instrument, margin rate																																						1.125%	1.75%	1.00%									0.60%	0.725%	0.27%					2.00%	2.00%
Long-term debt		1,441,916,000	1,462,508,000					549,889,000	549,858,000			546,379,000	546,027,000													150,000,000	252,000,000																					168,000,000				1,396,000		1,396,000
Debt instrument, maturity date	Dec. 21, 2012							Jun. 01, 2018	Jun. 01, 2018			Jun. 01, 2023	Jun. 01, 2023																																							Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017
Balance of financing agreement																4,300,000	1,700,000																								11,900,000				10,100,000
Financing agreement amount																		11,900,000	8,600,000																											20,000,000
Credit agreement, maximum borrowing capacity			5,000,000																							350,000,000				50,000,000	50,000,000						200,000,000
Credit facility outstanding amount		0	0	0
Credit agreement term																							5 years	5 years											5 years												5 years
Outstanding balance on the Credit Agreement																									131,300,000				0							185,000,000
Bridge loan facility, term																				364 days
Credit agreement commitment																						1,200,000,000
Debt instrument, fee amount															8,900,000						5,900,000
Senior notes maturity year							2018				2023
Senior notes interest rate								2.375%	2.375%	2.375%		3.75%	3.75%	3.75%
Debt instrument, discount															4,300,000
Business acquisition, cost of acquired entity, purchase price					1,396,550,000
Debt instrument credit ratings						The Company received a rating from Moody's of Baa3 and a rating from Standard & Poor's of BBB+ in connection with the Senior Notes at the time of issuance.
Unsecured revolving credit facility, increased additional borrowings																																	350,000,000
Debt instrument maturity period								5 years	5 years			10 years	10 years										5 years
Proceeds from credit agreement, additional funding amount																												$ 100,000,000
Debt instrument, frequency of interest payments																																															3 months
Commitment fee																								0.10%								0.15%		0.08%